Segmented Information and Other Additional Disclosures - Disclosure of revenues allocated by geography (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of operating segments [line items]
Revenue	$ 17,236,773	$ 13,286,184	$ 14,397,158
Property and equipment	3,443,317	2,146,576	1,739,529
United States of America [Member]
Disclosure of operating segments [line items]
Revenue	15,972,137	13,045,040	14,358,139
Property and equipment	3,296,564	2,139,496
Canada [Member]
Disclosure of operating segments [line items]
Revenue	1,264,636	241,144	$ 39,019
Property and equipment	$ 146,753	$ 7,080